Financial instruments and risk management - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Outstanding receivables | Expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ 0	$ 0